COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of minimum annual commitments

		Minimum Annual Commitment Each Year
($ thousands)	Total	2021	2022	2023	2024	2025	Thereafter
Senior notes(1)	$490,422	$103,836	$128,014	$102,564	$102,564	$26,722	$26,722
Transportation commitments	289,993	44,539	30,393	29,358	29,088	29,101	127,514
Processing commitments	9,489	1,519	1,519	1,519	1,519	1,519	1,894
Total commitments(2)(3)	$789,904	$149,894	$159,926	$133,441	$133,172	$57,343	$156,131
(1)	Interest payments have not been included.
(2)	Crown and surface royalties, production taxes, lease rentals and mineral taxes (hydrocarbon production rights) have not been included as amounts paid depend on future ownership, production, prices and the legislative environment.
(3)	US$ commitments have been converted to CDN$ using the December 31, 2020 foreign exchange rate of 1.2725.